Segment information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment information
Segment information

A.	Basis for segment information

Our Executive Office is comprised of five Group Presidents, a Senior Vice President, an Executive Vice President and a CEO. Group Presidents are accountable for a related set of end-to-end businesses that they manage.  The Senior Vice President leads the Caterpillar Enterprise System Group, which was formed during the second quarter of 2013, and the Executive Vice President leads the Law and Public Policy Division. The CEO allocates resources and manages performance at the Group President level.  As such, the CEO serves as our Chief Operating Decision Maker and operating segments are primarily based on the Group President reporting structure.

Three of our operating segments, Construction Industries, Resource Industries and Energy & Transportation are led by Group Presidents.  One operating segment, Financial Products, is led by a Group President who also has responsibility for Corporate Services.  Corporate Services is a cost center primarily responsible for the performance of certain support functions globally and to provide centralized services; it does not meet the definition of an operating segment. One Group President leads three smaller operating segments that are included in the All Other operating segments. The Caterpillar Enterprise System Group and Law and Public Policy Division are cost centers and do not meet the definition of an operating segment.

Effective January 1, 2014, responsibility for paving products, forestry products and industrial and waste products moved from Resource Industries to the All Other operating segments. The responsibility for select work tools was moved from Resource Industries to Construction Industries, and the responsibility for administration of a wholly-owned dealer in Japan moved from Construction Industries to the All Other operating segments. Segment information for 2012 and 2013 has been retrospectively adjusted to conform to the 2014 presentation.

In addition, restructuring costs in 2013 were included in operating segments, and now these costs (including restructuring costs in 2014) are a reconciling item between Segment profit and Consolidated profit before taxes. The restructuring costs in 2012 are included in operating segments.

 B.             Description of segments

We have seven operating segments, of which four are reportable segments.  Following is a brief description of our reportable segments and the business activities included in the All Other operating segments:

Construction Industries:  A segment primarily responsible for supporting customers using machinery in infrastructure and building construction applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing and sales and product support. The product portfolio includes backhoe loaders, small wheel loaders, small track-type tractors, skid steer loaders, multi-terrain loaders, mini excavators, compact wheel loaders, telehandlers, select work tools, small, medium and large track excavators, wheel excavators, medium wheel loaders, compact track loaders, medium track-type tractors, track-type loaders, motor graders, pipelayers and mid-tier soil compactors. In addition, Construction Industries has responsibility for an integrated manufacturing cost center. Inter-segment sales are a source of revenue for this segment.

Resource Industries:  A segment primarily responsible for supporting customers using machinery in mining and quarrying applications. Responsibilities include business strategy, product design, product management and development, manufacturing, marketing and sales and product support. The product portfolio includes large track-type tractors, large mining trucks, hard rock vehicles, longwall miners, electric rope shovels, draglines, hydraulic shovels, drills, highwall miners, large wheel loaders, off-highway trucks, articulated trucks, wheel tractor scrapers, wheel dozers, select work tools, machinery components and electronics and control systems. Resource Industries also manages areas that provide services to other parts of the company, including integrated manufacturing and research and development. In addition, segment profit includes the impact from divestiture of portions of the Bucyrus distribution business and the acquisition of ERA Mining Machinery Limited, including its wholly-owned subsidiary Zhengzhou Siwei Mechanical & Electrical Manufacturing Co., Ltd., commonly known as Siwei, which was completed during the second quarter of 2012. In the fourth quarter of 2013, Siwei was renamed Caterpillar (Zhengzhou) Ltd. Siwei primarily designs, manufactures, sells and supports underground coal mining equipment in China. Inter-segment sales are a source of revenue for this segment.

Energy & Transportation (formerly Power Systems):  A segment primarily responsible for supporting customers using reciprocating engines, turbines, diesel-electric locomotives and related parts across industries serving power generation, industrial, oil and gas and transportation applications, including marine and rail-related businesses. Responsibilities include business strategy, product design, product management, development, manufacturing, marketing, sales and product support of turbines and turbine-related services, reciprocating engine powered generator sets, integrated systems used in the electric power generation industry, reciprocating engines and integrated systems and solutions for the marine and oil and gas industries; reciprocating engines supplied to the industrial industry as well as Caterpillar machinery; the business strategy, product design, product management, development, manufacturing, remanufacturing, leasing and service of diesel-electric locomotives and components and other rail-related products and services. Inter-segment sales are a source of revenue for this segment.

Financial Products Segment:  Provides financing to customers and dealers for the purchase and lease of Caterpillar and other equipment, as well as some financing for Caterpillar sales to dealers.  Financing plans include operating and finance leases, installment sale contracts, working capital loans and wholesale financing plans. The segment also provides various forms of insurance to customers and dealers to help support the purchase and lease of our equipment.

All Other operating segments:  Primarily includes activities such as: the remanufacturing of Cat® engines and components and remanufacturing services for other companies as well as the business strategy, product management, development, manufacturing, marketing and product support of undercarriage, specialty products, hardened bar stock components and ground engaging tools primarily for Cat products, paving products, forestry products and industrial and waste products; the product management, development, marketing, sales and product support of on-highway vocational trucks for North America; parts distribution; distribution services responsible for dealer development and administration including a wholly-owned dealer in Japan, dealer portfolio management and ensuring the most efficient and effective distribution of machines, engines and parts. On July 31, 2012, we sold a majority interest in Caterpillar's third party logistics business. Results for the All Other operating segments are included as a reconciling item between reportable segments and consolidated external reporting.

C.             Segment measurement and reconciliations

There are several methodology differences between our segment reporting and our external reporting.  The following is a list of the more significant methodology differences:

•
Machinery, Energy & Transportation segment net assets generally include inventories, receivables, property, plant and equipment, goodwill, intangibles, accounts payable, and customer advances.  Liabilities other than accounts payable and customer advances are generally managed at the corporate level and are not included in segment operations.  Financial Products Segment assets generally include all categories of assets.

•	Segment inventories and cost of sales are valued using a current cost methodology.

•
Goodwill allocated to segments is amortized using a fixed amount based on a 20 year useful life.  This methodology difference only impacts segment assets; no goodwill amortization expense is included in segment profit. In addition, only a portion of goodwill for certain acquisitions made in 2011 or later has been allocated to segments.

•
The present value of future lease payments for certain Machinery, Energy & Transportation operating leases is included in segment assets.  The estimated financing component of the lease payments is excluded.

•
Currency exposures for Machinery, Energy & Transportation are generally managed at the corporate level and the effects of changes in exchange rates on results of operations within the year are not included in segment profit.  The net difference created in the translation of revenues and costs between exchange rates used for U.S. GAAP reporting and exchange rates used for segment reporting is recorded as a methodology difference.

•
Postretirement benefit expenses are split; segments are generally responsible for service and prior service costs, with the remaining elements of net periodic benefit cost included as a methodology difference.

•
Machinery, Energy & Transportation segment profit is determined on a pretax basis and excludes interest expense and other income/expense items.  Financial Products Segment profit is determined on a pretax basis and includes other income/expense items.

Reconciling items are created based on accounting differences between segment reporting and our consolidated external reporting. Please refer to pages A-86 to A-91 for financial information regarding significant reconciling items.  Most of our reconciling items are self-explanatory given the above explanations.  For the reconciliation of profit, we have grouped the reconciling items as follows:

•	Corporate costs: These costs are related to corporate requirements and strategies that are considered to be for the benefit of the entire organization.

•
Restructuring costs:  Primarily costs for employee separation costs and long-lived asset impairments. A table, Reconciliation of Restructuring Costs on page A-88, has been included to illustrate how segment profit would have been impacted by the restructuring costs. See Note 27 for more information.

•	Methodology differences: See previous discussion of significant accounting differences between segment reporting and consolidated external reporting.

•	Timing: Timing differences in the recognition of costs between segment reporting and consolidated external reporting.

Segment Information
(Millions of dollars)
Reportable Segments:
	External sales and revenues	Inter- segment sales and revenues	Total sales and revenues	Depreciation and amortization	Segment profit	Segment assets at December 31	Capital expenditures
2014
Construction Industries	$19,362	$250	$19,612	$522	$2,207	$6,596	$369
Resource Industries	8,921	585	9,506	691	501	9,568	277
Energy & Transportation	21,727	2,248	23,975	646	4,038	8,399	608
Machinery, Energy & Transportation	$50,010	$3,083	$53,093	$1,859	$6,746	$24,563	$1,254
Financial Products Segment	3,313	—	3,313	885	901	37,011	1,634
Total	$53,323	$3,083	$56,406	$2,744	$7,647	$61,574	$2,888

2013
Construction Industries	$18,532	$330	$18,862	$493	$1,374	$7,607	$551
Resource Industries	11,805	465	12,270	698	1,586	10,389	499
Energy & Transportation	20,155	1,895	22,050	642	3,401	8,492	677
Machinery, Energy & Transportation	$50,492	$2,690	$53,182	$1,833	$6,361	$26,488	$1,727
Financial Products Segment	3,224	—	3,224	789	990	36,980	1,806
Total	$53,716	$2,690	$56,406	$2,622	$7,351	$63,468	$3,533

2012
Construction Industries	$19,451	$470	$19,921	$459	$1,846	$9,624	$984
Resource Industries	19,715	726	20,441	649	4,285	12,466	1,078
Energy & Transportation	21,122	2,407	23,529	604	3,422	9,323	960
Machinery, Energy & Transportation	$60,288	$3,603	$63,891	$1,712	$9,553	$31,413	$3,022
Financial Products Segment	3,090	—	3,090	708	763	36,563	1,660
Total	$63,378	$3,603	$66,981	$2,420	$10,316	$67,976	$4,682

Reconciliation of Sales and Revenues:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments		Consolidated Total
2014
Total external sales and revenues from reportable segments	$50,010	$3,313	$—		$53,323
All Other operating segments	2,251	—	—		2,251
Other	(119)	73	(344)	[1]	(390)
Total sales and revenues	$52,142	$3,386	$(344)		$55,184

2013
Total external sales and revenues from reportable segments	$50,492	$3,224	$—		$53,716
All Other operating segments	2,263	—	—		2,263
Other	(61)	78	(340)	[1]	(323)
Total sales and revenues	$52,694	$3,302	$(340)		$55,656

2012
Total external sales and revenues from reportable segments	$60,288	$3,090	$—		$63,378
All Other operating segments	2,827	—	—		2,827
Other	(47)	70	(353)	[1]	(330)
Total sales and revenues	$63,068	$3,160	$(353)		$65,875

[1]	Elimination of Financial Products revenues from Machinery, Energy & Transportation.

Reconciliation of consolidated profit before taxes:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2014
Total profit from reportable segments	$6,746	$901	$7,647
All Other operating segments	850	—	850
Cost centers	38	—	38
Corporate costs	(1,584)	—	(1,584)
Timing	(244)	—	(244)
Restructuring costs	(441)	—	(441)
Methodology differences:
Inventory/cost of sales	55	—	55
Postretirement benefit expense	(411)	—	(411)
Financing costs	(502)	—	(502)
Equity in (profit) loss of unconsolidated affiliated companies	(8)	—	(8)
Currency	(52)	—	(52)
Other income/expense methodology differences	(249)	—	(249)
Other methodology differences	(24)	8	(16)
Total consolidated profit before taxes	$4,174	$909	$5,083

2013
Total profit from reportable segments	$6,361	$990	$7,351
All Other operating segments	736	—	736
Cost centers	119	—	119
Corporate costs	(1,368)	—	(1,368)
Timing	116	—	116
Restructuring costs	(200)	—	(200)
Methodology differences:
Inventory/cost of sales	(112)	—	(112)
Postretirement benefit expense	(685)	—	(685)
Financing costs	(469)	—	(469)
Equity in (profit) loss of unconsolidated affiliated companies	6	—	6
Currency	(110)	—	(110)
Other income/expense methodology differences	(238)	—	(238)
Other methodology differences	(48)	30	(18)
Total consolidated profit before taxes	$4,108	$1,020	$5,128

2012
Total profit from reportable segments	$9,553	$763	$10,316
All Other operating segments	994	—	994
Cost centers	11	—	11
Corporate costs	(1,502)	—	(1,502)
Timing	(298)	—	(298)
Methodology differences:
Inventory/cost of sales	43	—	43
Postretirement benefit expense	(696)	—	(696)
Financing costs	(474)	—	(474)
Equity in (profit) loss of unconsolidated affiliated companies	(14)	—	(14)
Currency	108	—	108
Other income/expense methodology differences	(249)	—	(249)
Other methodology differences	(20)	17	(3)
Total consolidated profit before taxes	$7,456	$780	$8,236

Reconciliation of Restructuring costs:

As noted above, restructuring costs are a reconciling item between Segment profit and Consolidated profit before taxes. Had we included the amounts in the segments' results, the profit would have been as shown below:

Reconciliation of Restructuring costs:
(Millions of dollars)	Segment profit	Restructuring costs	Segment profit with restructuring costs
2014
Construction Industries	$2,207	$(293)	$1,914
Resource Industries	501	(72)	429
Energy & Transportation	4,038	(31)	4,007
Financial Products Segment	901	—	901
All Other operating segments	850	(36)	814
Total	$8,497	$(432)	$8,065

2013
Construction Industries	$1,374	$(33)	$1,341
Resource Industries	1,586	(105)	1,481
Energy & Transportation	3,401	(32)	3,369
Financial Products Segment	990	—	990
All Other operating segments	736	(27)	709
Total	$8,087	$(197)	$7,890

Reconciliation of Assets:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2014
Total assets from reportable segments	$24,563	$37,011	$—	$61,574
All Other operating segments	2,810	—	—	2,810
Items not included in segment assets:
Cash and short-term investments	6,317	—	—	6,317
Intercompany receivables	1,185	—	(1,185)	—
Investment in Financial Products	4,488	—	(4,488)	—
Deferred income taxes	3,627	—	(674)	2,953
Goodwill and intangible assets	3,492	—	—	3,492
Property, plant and equipment – net and other assets	1,174	—	—	1,174
Operating lease methodology difference	(213)	—	—	(213)
Liabilities included in segment assets	9,837	—	—	9,837
Inventory methodology differences	(2,697)	—	—	(2,697)
Other	(395)	(102)	(69)	(566)
Total assets	$54,188	$36,909	$(6,416)	$84,681

2013
Total assets from reportable segments	$26,488	$36,980	$—	$63,468
All Other operating segments	2,973	—	—	2,973
Items not included in segment assets:
Cash and short-term investments	4,597	—	—	4,597
Intercompany receivables	1,219	—	(1,219)	—
Investment in Financial Products	4,798	—	(4,798)	—
Deferred income taxes	2,541	—	(525)	2,016
Goodwill and intangible assets	3,582	—	—	3,582
Property, plant and equipment – net and other assets	1,175	—	—	1,175
Operating lease methodology difference	(273)	—	—	(273)
Liabilities included in segment assets	10,357	—	—	10,357
Inventory methodology differences	(2,539)	—	—	(2,539)
Other	(214)	(135)	(111)	(460)
Total assets	$54,704	$36,845	$(6,653)	$84,896

2012
Total assets from reportable segments	$31,413	$36,563	$—	$67,976
All Other operating segments	3,179	—	—	3,179
Items not included in segment assets:
Cash and short-term investments	3,306	—	—	3,306
Intercompany receivables	303	—	(303)	—
Investment in Financial Products	4,433	—	(4,433)	—
Deferred income taxes	3,926	—	(516)	3,410
Goodwill and intangible assets	3,145	—	—	3,145
Property, plant and equipment – net and other assets	723	—	—	723
Operating lease methodology difference	(305)	—	—	(305)
Liabilities included in segment assets	10,900	—	—	10,900
Inventory methodology differences	(2,949)	—	—	(2,949)
Other	(176)	(107)	(132)	(415)
Total assets	$57,898	$36,456	$(5,384)	$88,970

Reconciliation of Depreciation and amortization:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidated Total
2014
Total depreciation and amortization from reportable segments	$1,859	$885	$2,744
Items not included in segment depreciation and amortization:
All Other operating segments	279	—	279
Cost centers	150	—	150
Other	(35)	25	(10)
Total depreciation and amortization	$2,253	$910	$3,163

2013
Total depreciation and amortization from reportable segments	$1,833	$789	$2,622
Items not included in segment depreciation and amortization:
All Other operating segments	305	—	305
Cost centers	151	—	151
Other	(16)	25	9
Total depreciation and amortization	$2,273	$814	$3,087

2012
Total depreciation and amortization from reportable segments	$1,712	$708	$2,420
Items not included in segment depreciation and amortization:
All Other operating segments	313	—	313
Cost centers	96	—	96
Other	(39)	23	(16)
Total depreciation and amortization	$2,082	$731	$2,813

Reconciliation of Capital expenditures:
(Millions of dollars)	Machinery, Energy & Transportation	Financial Products	Consolidating Adjustments	Consolidated Total
2014
Total capital expenditures from reportable segments	$1,254	$1,634	$—	$2,888
Items not included in segment capital expenditures:
All Other operating segments	331	—	—	331
Cost centers	181	—	—	181
Timing	21	—	—	21
Other	(146)	183	(79)	(42)
Total capital expenditures	$1,641	$1,817	$(79)	$3,379

2013
Total capital expenditures from reportable segments	$1,727	$1,806	$—	$3,533
Items not included in segment capital expenditures:
All Other operating segments	452	—	—	452
Cost centers	191	—	—	191
Timing	363	—	—	363
Other	(128)	105	(70)	(93)
Total capital expenditures	$2,605	$1,911	$(70)	$4,446

2012
Total capital expenditures from reportable segments	$3,022	$1,660	$—	$4,682
Items not included in segment capital expenditures:
All Other operating segments	459	—	—	459
Cost centers	201	—	—	201
Timing	(71)	—	—	(71)
Other	(176)	136	(155)	(195)
Total capital expenditures	$3,435	$1,796	$(155)	$5,076

Enterprise-wide Disclosures:

Information about Geographic Areas:

					Property, plant and equipment - net
	External sales and revenues [1]				December 31,
(Millions of dollars)	2014	2013	2012		2014	2013	2012
Inside United States	$21,122	$18,579	$20,239		$8,714	$8,723	$8,559
Outside United States	34,062	37,077	45,636	[2]	7,863	8,352	7,902
Total	$55,184	$55,656	$65,875		$16,577	$17,075	$16,461

[1]	Sales of Machinery, Energy & Transportation are based on dealer or customer location. Revenues from services provided are based on where service is rendered.

[2]	The only country with greater than 10 percent of external sales and revenues for any of the periods presented, other than the United States, is Australia with $6,822 million as of December 31, 2012.